Note 4 - Investment Securities Available for Sale - 10Q (Details) - Maturities of Debt Securities (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Maturities of Debt Securities [Line Items]
Within one year	$ 1,377	$ 175
Within one year	1,382	176
Within one year	2.79%
Due from one year to five years	12,667	17,600
Due from one year to five years	12,691	17,603
Due from one year to five years	2.29%
Due from five years to ten years	18,399	21,737
Due from five years to ten years	18,293	22,143
Due from five years to ten years	2.75%
Due after ten years	11,173	13,050
Due after ten years	11,102	13,403
Due after ten years	3.60%
Amortized Cost	73,230	52,562	61,179
Fair Value	73,335	53,325	62,077
Weighted Average Rate	2.92%
US States and Political Subdivisions Debt Securities [Member]
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Maturities of Debt Securities [Line Items]
Amortized Cost	43,616	44,562	35,590
Fair Value	43,468	45,393	36,613
Weighted Average Rate	2.83%
Collateralized Mortgage Backed Securities [Member]
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Maturities of Debt Securities [Line Items]
Amortized Cost	29,614
Fair Value	$ 29,867
Weighted Average Rate	3.05%